Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 3,363,372	$ 3,505,454	$ 2,016,315
Accounts receivable
Crude oil and natural gas	2,213,565	2,103,341	2,862,945
Other	3,924	90,163	201,669
Short-term derivative instrument asset		391,488
Prepaid expenses and other current assets	662,244	722,002	395,204
Total current assets	6,243,105	6,812,448	5,476,133
Crude oil and natural gas properties, successful efforts method:
Proved properties	94,834,573	94,189,372	64,799,213
Accumulated depreciation, depletion, amortization and impairment	(828,201)	(352,127)	(9,592,296)
Total oil and natural gas properties, net	94,006,372	93,837,245	55,206,917
Other property, plant and equipment, net	20,000		83,004
Operating lease assets, net of accumulated depreciation			126,678
Other noncurrent assets			6,668
Long-term derivative instrument asset		76,199
Total assets	100,269,477	100,725,892	64,708,403
Current liabilities
Accounts payable	5,807,031	4,795,208	1,218,054
Accrued liabilities and other	5,707,787	4,422,183	1,128,671
Revenue and royalties payable	1,022,165	461,773	617,163
Deferred underwriting fee payable	1,250,000	1,300,000
Short-term derivative instrument liabilities	1,003,764		1,191,354
Related party notes payable, net of discount	3,122,292	2,359,048
Current portion of operating lease liabilities			70,232
Current portion of long-term debt	9,413,202	4,157,602
Forward purchase agreement liability	1,443,286	1,094,097
Total current liabilities	30,507,059	20,113,049	4,225,474
Long-term debt, net of current portion and discount	31,385,711	37,486,206	26,750,000
Warrant liability	5,625,934	4,777,971
Deferred tax liability	4,731,204	6,163,140
Operating lease liabilities			58,921
Asset retirement obligations	937,302	904,297	4,494,761
Long-term derivative instrument liability	388,642
Other liabilities	675,000	675,000	675,000
Total for non-current liabilities	43,743,793	50,006,614	31,978,682
Total liabilities	74,250,852	70,119,663	36,204,156
Commitments and Contingencies (Note 6)
Stockholders’ equity
Preferred stock value
Additional paid-in capital	17,017,104	16,317,856
Owners’ equity			28,504,247
Accumulated deficit	(24,405,597)	(19,118,745)
Total stockholders’ (deficit) equity attributable to HNR Acquisition Corp.	(7,387,789)	(2,800,185)	28,504,247
Noncontrolling interest	33,406,414	33,406,414
Total stockholders’ equity	26,018,625	30,606,229	28,504,247
Total liabilities and stockholders’ equity	100,269,477	100,725,892	64,708,403
Related Party
Crude oil and natural gas properties, successful efforts method:
Note and interest receivable – related party			3,809,003
Current liabilities
Revenue and royalties payable – related parties	1,737,532	1,523,138
Class A Common Stock
Stockholders’ equity
Common stock value	524	524
Class B Common Stock
Stockholders’ equity
Common stock value	$ 180	$ 180